LVIP SSGA Small-Cap Index Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.30%
Aerospace & Defense–0.89%
†AAR	36,798	$ 691,802
†Aerojet Rocketdyne Holdings	76,068	3,034,352
†AeroVironment	22,281	1,337,083
†Astronics	28,405	219,287
Cubic	32,317	1,879,880
†Ducommun	12,500	411,500
Kaman	28,352	1,104,877
†Kratos Defense & Security Solutions	121,750	2,347,340
Maxar Technologies	62,200	1,551,268
Moog Class A	30,681	1,949,164
National Presto Industries	5,672	464,310
†PAE	59,200	503,200
Park Aerospace	22,688	247,753
†Parsons	22,900	768,066
†Triumph Group	55,200	359,352
†Vectrus	12,500	475,000
		17,344,234
Air Freight & Logistics–0.38%
†Air Transport Services Group	60,576	1,518,034
†Atlas Air Worldwide Holdings	26,220	1,596,798
†Echo Global Logistics	28,691	739,367
Forward Air	28,639	1,643,306
†Hub Group Class A	33,744	1,693,780
†Radiant Logistics	38,676	198,795
		7,390,080
Airlines–0.27%
†Allegiant Travel	13,484	1,615,383
†Hawaiian Holdings	43,625	562,326
†Mesa Air Group	17,297	51,026
†SkyWest	50,792	1,516,649
†Spirit Airlines	88,994	1,432,804
		5,178,188
Auto Components–1.26%
†Adient	90,500	1,568,365
†American Axle & Manufacturing Holdings	108,484	625,953
Cooper Tire & Rubber	51,917	1,645,769
†Cooper-Standard Holdings	20,800	274,768
†Dana	149,372	1,840,263
†Dorman Products	27,473	2,483,010
†Fox Factory Holding	40,004	2,973,497
†Gentherm	33,664	1,376,858
†Goodyear Tire & Rubber	238,900	1,832,363
LCI Industries	25,504	2,710,820
†Modine Manufacturing	55,422	346,388
†Motorcar Parts of America	20,800	323,648
†Standard Motor Products	21,551	962,252
†Stoneridge	28,331	520,440
†Tenneco Class A	53,677	372,518
†Visteon	28,600	1,979,692
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components (continued)
†Workhorse Group	95,700	$ 2,419,296
†XPEL	16,700	435,536
		24,691,436
Automobiles–0.09%
Winnebago Industries	32,073	1,657,212
		1,657,212
Banks–6.98%
1st Source	15,934	491,405
ACNB	9,150	190,320
Allegiance Bancshares	21,100	493,107
Altabancorp	16,455	331,075
Amalgamated Bank Class A	14,300	151,294
†Amerant Bancorp	22,800	212,268
American National Bankshares	11,400	238,488
Ameris Bancorp	68,412	1,558,425
Ames National	8,948	151,132
Arrow Financial	14,134	354,614
†Atlantic Capital Bancshares	25,208	286,111
Atlantic Union Bankshares	80,492	1,720,114
Auburn National Bancorp	3,100	112,406
Banc of California	48,338	489,181
BancFirst	19,086	779,472
†Bancorp	52,847	456,598
BancorpSouth Bank	102,331	1,983,175
Bank First	6,800	399,160
Bank of Commerce Holdings	17,752	123,731
Bank of Marin Bancorp	14,998	434,342
Bank of NT Butterfield & Son	53,500	1,191,980
Bank of Princeton	5,760	104,659
Bank7	2,646	24,872
BankFinancial	9,611	69,391
BankUnited	94,800	2,077,068
Bankwell Financial Group	4,500	63,675
Banner	35,719	1,152,295
Bar Harbor Bankshares	16,968	348,692
†BayCom	11,200	115,360
BCB Bancorp	12,156	97,248
Berkshire Hills Bancorp	40,093	405,340
Boston Private Financial Holdings	59,017	325,774
Bridge Bancorp	17,192	299,657
Brookline Bancorp	78,919	682,255
Bryn Mawr Bank	18,564	461,687
Business First Bancshares	12,800	192,000
Byline Bancorp	27,300	307,944
C&F Financial	2,523	74,933
Cadence BanCorp	128,534	1,104,107
†California Bancorp	10,400	117,832
Cambridge Bancorp	5,470	290,785
Camden National	16,955	512,465
†Capital Bancorp	9,000	85,140
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Capital City Bank Group	13,984	$ 262,759
Capstar Financial Holdings	17,787	174,490
Carter Bank & Trust	23,540	156,541
Cathay General Bancorp	78,403	1,699,777
CB Financial Services	5,760	109,901
CBTX	18,500	302,290
Central Pacific Financial	24,230	328,801
Central Valley Community Bancorp	9,843	121,561
Century Bancorp Class A	3,561	234,100
Chemung Financial	3,400	98,158
ChoiceOne Financial Services	8,600	223,772
CIT Group	92,300	1,634,633
Citizens & Northern	13,313	216,203
Citizens Holding	6,400	143,488
City Holding	16,997	979,197
Civista Bancshares	16,800	210,336
CNB Financial	17,080	253,980
†Coastal Financial	10,500	128,625
Codorus Valley Bancorp	5,761	75,469
Colony Bankcorp	9,600	103,200
Columbia Banking System	74,193	1,769,503
Community Bank System	53,219	2,898,307
Community Bankers Trust	21,628	109,870
Community Financial	4,500	96,075
Community Trust Bancorp	16,530	467,138
ConnectOne Bancorp	36,269	510,305
County Bancorp	6,900	129,720
†CrossFirst Bankshares	50,500	438,845
†Customers Bancorp	28,080	314,496
CVB Financial	133,659	2,222,749
Dime Community Bancshares	28,351	320,650
Eagle Bancorp	32,746	877,265
Eagle Bancorp Montana	8,700	153,294
Enterprise Bancorp	9,563	201,014
Enterprise Financial Services	24,438	666,424
†Equity Bancshares Class A	15,600	241,800
†Esquire Financial Holdings	6,900	103,500
Evans Bancorp	5,157	114,743
Farmers & Merchants Bancorp	10,533	210,765
Farmers National Banc	29,392	320,961
FB Financial	33,371	838,280
Fidelity D&D Bancorp	3,200	155,872
Financial Institutions	11,367	175,052
First Bancorp	12,780	269,402
First Bancorp (North Carolina)	29,009	607,158
First BanCorp (Puerto Rico)	212,135	1,107,345
First Bancshares	19,700	413,109
First Bank	18,100	112,220
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Busey	51,435	$ 817,302
First Business Financial Services	8,075	115,392
First Capital	3,300	184,965
First Choice Bancorp	9,821	130,521
First Commonwealth Financial	99,339	768,884
First Community	9,116	124,251
First Community Bancshares	16,834	303,854
First Connecticut Bancorp	8,400	99,960
First Financial	13,969	438,627
First Financial Bancorp	93,917	1,127,474
First Financial Bankshares	130,084	3,630,644
First Foundation	44,005	575,145
First Guaranty Bancshares	3,613	43,753
First Internet Bancorp	11,192	164,858
First Interstate BancSystem Class A	43,646	1,390,125
First Merchants	55,468	1,284,639
First Mid Bancshares	16,900	421,655
First Midwest Bancorp	117,355	1,265,087
First Northwest Bancorp	9,600	95,040
First of Long Island	24,254	359,202
First United	5,565	65,166
Flushing Financial	20,539	216,070
FNCB Bancorp	22,000	117,040
Franklin Financial Services	4,748	101,512
Fulton Financial	165,400	1,543,182
†FVCBankcorp	14,700	147,000
German American Bancorp	24,977	677,876
Glacier Bancorp	96,343	3,087,793
Great Southern Bancorp	12,670	458,907
Great Western Bancorp	56,400	702,180
Guaranty Bancshares	8,653	215,373
Hancock Whitney	85,275	1,604,023
Hanmi Financial	25,397	208,509
†Harborone Bancorp	52,958	427,371
Hawthorn Bancshares	7,488	141,823
HBT Financial	10,700	120,054
Heartland Financial USA	35,638	1,068,962
Heritage Commerce	58,238	387,574
Heritage Financial	36,555	672,246
Hilltop Holdings	76,049	1,565,088
Home BancShares	158,328	2,400,252
HomeTrust Bancshares	16,141	219,195
Hope Bancorp	86,758	658,059
Horizon Bancorp	39,382	397,364
†Howard Bancorp	14,400	129,312
Independent Bank	59,567	2,100,625
Independent Bank Group	38,160	1,685,909
International Bancshares	55,064	1,434,968
Investar Holding	9,685	124,162
Investors Bancorp	237,986	1,727,778
Lakeland Bancorp	52,278	520,166

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Lakeland Financial	24,917	$ 1,026,580
LCNB	15,100	206,115
Level One Bancorp	5,773	90,059
Live Oak Bancshares	27,600	699,108
Macatawa Bank	29,800	194,594
Mackinac Financial	9,852	95,072
†MainStreet Bancshares	8,900	108,936
Mercantile Bank	16,633	299,727
Metrocity Bankshares	16,200	213,354
†Metropolitan Bank Holding	7,000	196,000
Mid Penn Bancorp	8,000	138,480
Middlefield Banc	8,000	154,400
Midland States Bancorp	20,594	264,633
MidWestOne Financial Group	12,042	215,191
MVB Financial	9,700	154,909
National Bank Holdings Class A	30,052	788,865
National Bankshares	5,308	134,452
NBT Bancorp	43,739	1,173,080
†Nicolet Bankshares	9,900	540,639
†Northeast Bank	10,728	197,395
Northrim BanCorp	7,377	188,040
Norwood Financial	6,900	167,808
Oak Valley Bancorp	8,000	91,680
OceanFirst Financial	60,967	834,638
OFG Bancorp	48,488	604,160
Ohio Valley Banc	4,411	91,131
Old National Bancorp	169,617	2,130,390
Old Second Bancorp	33,195	248,797
Origin Bancorp	20,300	433,608
Orrstown Financial Services	11,100	142,080
Pacific Premier Bancorp	79,582	1,602,781
Park National	15,076	1,235,629
Parke Bancorp	12,562	149,990
PCB Bancorp	6,041	53,100
Peapack Gladstone Financial	21,291	322,559
Penns Woods Bancorp	6,759	134,166
Peoples Bancorp	20,440	390,200
Peoples Bancorp of North Carolina	3,757	57,971
Peoples Financial Services	7,077	245,997
Plumas Bancorp	6,500	127,920
Preferred Bank	14,646	470,430
Premier Financial Bancorp	12,832	138,586
†Professional Holding Class A	2,400	32,184
QCR Holdings	15,700	430,337
RBB Bancorp	14,199	161,017
Red River Bancshares	6,100	262,300
Reliant Bancorp	10,948	158,746
Renasant	56,008	1,272,502
Republic Bancorp Class A	9,825	276,672
†Republic First Bancorp	38,687	76,600
Richmond Mutual Bancorp	16,196	171,354
S&T Bancorp	39,324	695,642
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Salisbury Bancorp	3,600	$ 113,796
Sandy Spring Bancorp	47,217	1,089,768
SB Financial Group	9,700	130,853
†Seacoast Banking Corp. of Florida	52,844	952,777
†Select Bancorp	16,500	118,635
ServisFirst Bancshares	48,500	1,650,455
Shore Bancshares	12,121	133,089
Sierra Bancorp	16,766	281,501
†Silvergate Capital Class A	19,300	277,920
Simmons First National Class A	111,752	1,771,828
SmartFinancial	12,800	173,952
South Plains Financial	10,677	132,502
South State	70,471	3,393,179
†Southern First Bancshares	7,215	174,242
Southern National Bancorp of Virginia	22,400	194,432
Southside Bancshares	32,267	788,283
†Spirit of Texas Bancshares	15,200	169,632
Stock Yards Bancorp	19,832	675,081
Summit Financial Group	10,778	159,622
†Texas Capital Bancshares	52,200	1,624,986
Tompkins Financial	14,659	832,778
Towne Bank	68,737	1,127,287
TriCo Bancshares	29,013	710,528
†TriState Capital Holdings	31,000	410,440
†Triumph Bancorp	24,400	759,816
Trustmark	64,879	1,389,059
UMB Financial	45,082	2,209,469
United Bankshares	128,378	2,756,276
United Community Banks	80,356	1,360,427
United Security Bancshares	12,531	76,564
Unity Bancorp	7,800	90,324
Univest Financial	30,720	441,446
Valley National Bancorp	412,876	2,828,201
Veritex Holdings	49,082	835,866
Washington Trust Bancorp	16,175	495,926
WesBanco	64,895	1,386,157
West Bancorporation	17,396	275,553
Westamerica Bancorporation	26,881	1,460,982
		136,375,873
Beverages–0.30%
†Celsius Holdings	30,700	697,197
Coca-Cola Consolidated	4,813	1,158,393
=†Craft Brew Alliance	13,650	225,225
MGP Ingredients	14,500	576,230
†National Beverage	11,967	813,875
†NewAge	85,800	148,434
Primo Water	161,500	2,293,300
		5,912,654

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology–10.78%
†89bio	5,400	$ 138,564
†Abeona Therapeutics	64,400	65,688
†ADMA Biologics	80,700	192,873
†Aduro Biotech	75,300	182,979
†Adverum Biotechnologies	81,700	841,510
†Aeglea BioTherapeutics	50,100	355,209
†Affimed	74,900	253,911
†Agenus	145,900	583,600
†Aimmune Therapeutics	46,200	1,591,590
†Akcea Therapeutics	15,600	282,984
†Akebia Therapeutics	133,786	335,803
†Akero Therapeutics	9,800	301,742
†Akouos	13,100	299,597
†Albireo Pharma	14,600	487,202
†Alector	46,789	492,922
†Allakos	25,200	2,052,540
†Allogene Therapeutics	50,000	1,885,500
†Allovir	16,700	459,250
†ALX Oncology Holdings	8,700	328,338
†Amicus Therapeutics	255,900	3,613,308
†AnaptysBio	21,200	312,700
†Anavex Life Sciences	54,800	249,340
†Anika Therapeutics	14,295	505,900
†Annexon	13,200	399,036
†Apellis Pharmaceuticals	61,904	1,867,644
†Applied Genetic Technologies	30,600	148,716
†Applied Molecular Transport	11,400	362,748
†Applied Therapeutics	15,600	323,856
†Aprea Therapeutics	6,800	163,608
†Aptinyx	34,800	117,624
†Aravive	15,700	73,790
†Arcturus Therapeutics Holding	18,100	776,490
†Arcus Biosciences	45,200	774,728
†Arcutis Biotherapeutics	16,900	495,170
†Ardelyx	70,600	370,650
†Arena Pharmaceuticals	58,410	4,368,484
†Arrowhead Pharmaceuticals	101,332	4,363,356
†Assembly Biosciences	32,100	527,724
†Atara Biotherapeutics	71,100	921,456
†Athenex	60,000	726,000
†Athersys	151,600	295,620
†Atreca Class A	19,600	273,812
†Avid Bioservices	61,400	467,868
†Avidity Biosciences	15,900	447,585
†Avrobio	31,085	404,727
†Axcella Health	14,300	66,066
†Beam Therapeutics	34,600	851,852
†Beyondspring	16,000	212,960
†BioCryst Pharmaceuticals	171,803	590,143
†Biohaven Pharmaceutical Holding	48,800	3,172,488
†BioSpecifics Technologies	6,616	349,523
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Bioxcel Therapeutics	12,530	$ 543,301
†Black Diamond Therapeutics	13,000	392,990
†Blueprint Medicines	56,248	5,214,190
†BrainStorm Cell Therapeutics	32,200	544,824
†Bridgebio Pharma	75,200	2,821,504
†Cabaletta Bio	8,900	96,476
†Calithera Biosciences	60,600	209,070
†Calyxt	6,000	32,940
†CareDx	44,000	1,669,360
†CASI Pharmaceuticals	50,700	77,571
†Castle Biosciences	10,800	555,660
†Catabasis Pharmaceuticals	24,300	150,417
†Catalyst Biosciences	24,300	104,490
†Catalyst Pharmaceuticals	105,900	314,523
†Cellular Biomedicine Group	12,900	236,586
†CEL-SCI	37,200	474,300
†Centogene	2,500	23,650
†Checkpoint Therapeutics	31,700	84,956
†ChemoCentryx	51,445	2,819,186
†Chimerix	61,500	153,135
†Cidara Therapeutics	45,100	128,535
†Clovis Oncology	85,035	495,754
†Coherus Biosciences	59,305	1,087,654
†Concert Pharmaceuticals	27,502	270,070
†Constellation Pharmaceuticals	27,342	553,949
†ContraFect	12,650	66,792
†Corbus Pharmaceuticals Holdings	74,692	134,446
†Cortexyme	15,900	795,000
†Crinetics Pharmaceuticals	25,068	392,816
†Cue Biopharma	31,800	478,590
†Cyclerion Therapeutics	28,487	173,201
†Cytokinetics	63,666	1,378,369
†CytomX Therapeutics	50,900	338,485
†Deciphera Pharmaceuticals	38,587	1,979,513
†Denali Therapeutics	64,900	2,325,367
†Dermtech	11,000	131,450
†Dicerna Pharmaceuticals	66,700	1,199,933
†Dyadic International	24,700	186,979
†Dynavax Technologies	107,015	462,305
†Eagle Pharmaceuticals	10,000	424,800
†Editas Medicine	58,138	1,631,352
†Eidos Therapeutics	12,100	611,413
†Eiger BioPharmaceuticals	28,300	230,362
†Emergent BioSolutions	45,048	4,654,810
†Enanta Pharmaceuticals	19,400	888,132
†Enochian Biosciences	20,800	74,464
†Epizyme	91,400	1,090,402
†Esperion Therapeutics	27,500	1,022,175
†Evelo Biosciences	17,900	94,333
†Exicure	77,000	134,750
†Fate Therapeutics	72,554	2,899,983

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Fennec Pharmaceuticals	27,400	$ 166,044
†FibroGen	86,200	3,544,544
†Five Prime Therapeutics	39,900	187,530
†Flexion Therapeutics	35,500	369,555
†Forma Therapeutics Holdings	15,500	772,520
†Fortress Biotech	86,200	348,248
†Frequency Therapeutics	23,900	459,119
†G1 Therapeutics	37,389	431,843
†Galectin Therapeutics	41,400	110,538
†Generation Bio	11,200	346,192
†Genprex	33,000	110,880
†Geron	192,694	335,288
†GlycoMimetics	40,400	124,028
†Gossamer Bio	47,700	591,957
†Gritstone Oncology	30,100	79,765
†Halozyme Therapeutics	136,843	3,596,234
†Harpoon Therapeutics	8,400	142,716
†Heron Therapeutics	90,092	1,335,163
†Homology Medicines	40,000	428,000
†Hookipa Pharma	12,400	117,428
†iBio	68,900	139,867
†Ideaya Biosciences	15,600	195,936
†IGM Biosciences	6,600	487,146
†Immunic	3,900	72,423
†ImmunoGen	165,293	595,055
†Immunovant	37,000	1,302,030
†Inovio Pharmaceuticals	161,100	1,868,760
†Insmed	104,800	3,368,272
†Intellia Therapeutics	44,800	890,624
†Intercept Pharmaceuticals	27,700	1,148,442
†Invitae	116,480	5,049,408
†Ironwood Pharmaceuticals	158,472	1,425,456
†iTeos Therapeutics	9,500	234,365
†IVERIC bio	89,400	504,216
†Jounce Therapeutics	16,200	132,192
†Kadmon Holdings	180,172	706,274
†KalVista Pharmaceuticals	14,100	177,519
†Karuna Therapeutics	15,900	1,229,388
†Karyopharm Therapeutics	71,762	1,047,725
†Keros Therapeutics	6,200	239,134
†Kezar Life Sciences	36,100	174,724
†Kindred Biosciences	46,600	199,914
†Kiniksa Pharmaceuticals Class A	24,500	375,340
†Kodiak Sciences	28,615	1,694,294
†Krystal Biotech	11,900	512,295
†Kura Oncology	54,299	1,663,721
†La Jolla Pharmaceutical	22,300	89,869
†Lexicon Pharmaceuticals	51,616	74,327
†Ligand Pharmaceuticals	14,865	1,416,932
†LogicBio Therapeutics	12,100	109,868
†MacroGenics	53,600	1,350,184
†Madrigal Pharmaceuticals	8,935	1,060,853
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Magenta Therapeutics	23,247	$ 158,080
†MannKind	252,400	474,512
†Marker Therapeutics	33,200	49,800
†MediciNova	46,900	245,756
†MEI Pharma	109,400	341,328
†MeiraGTx Holdings	18,592	246,158
†Mersana Therapeutics	55,100	1,025,962
†Minerva Neurosciences	31,400	99,852
†Mirati Therapeutics	38,200	6,343,110
†Mirum Pharmaceuticals	6,400	123,328
†Molecular Templates	24,500	267,540
†Momenta Pharmaceuticals	121,382	6,370,127
†Morphic Holding	12,500	341,750
†Mustang Bio	37,900	119,385
†Myriad Genetics	72,700	948,008
†NantKwest	39,100	271,158
†Natera	72,300	5,222,952
†Neoleukin Therapeutics	36,800	441,600
†Neubase Therapeutics	22,400	170,016
†NextCure	16,200	142,560
†Nkarta	15,300	459,918
†Novavax	63,361	6,865,164
†Nurix Therapeutics	10,000	349,100
†Nymox Pharmaceutical	52,500	129,150
†Oncocyte	29,700	41,283
=†πOncternal Therapeutics	828	1,565
†OPKO Health	410,300	1,514,007
†Organogenesis Holdings	14,800	56,832
†Orgenesis	24,600	123,984
†ORIC Pharmaceuticals	10,600	265,106
†Ovid therapeutics	52,200	299,628
†Oyster Point Pharma	6,400	135,104
†Passage Bio	16,000	209,760
†PDL BioPharma	119,181	375,420
†PhaseBio Pharmaceuticals	17,200	60,372
†Pieris Pharmaceuticals	52,400	108,468
†Precigen	64,400	225,400
†Precision BioSciences	54,600	336,336
†Prevail Therapeutics	16,200	164,916
=†πProgenic Pharmaceuticals	99,698	4,257
†Protagonist Therapeutics	27,000	527,850
†Protara Therapeutics	500	8,415
†Prothena	30,500	304,695
†PTC Therapeutics	64,024	2,993,122
†Puma Biotechnology	33,500	338,015
†Radius Health	50,600	573,804
†Rapt Therapeutics	10,100	325,220
†REGENXBIO	36,600	1,007,232
†Relay Therapeutics	31,700	1,350,103
†Replimune Group	14,076	324,029
†Retrophin	46,200	852,852
†REVOLUTION Medicines	37,900	1,318,920
†Rhythm Pharmaceuticals	33,988	736,520
†Rigel Pharmaceuticals	195,963	470,311

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Rocket Pharmaceuticals	36,100	$ 825,246
†Rubius Therapeutics	37,900	189,879
†Sangamo Therapeutics	118,289	1,117,831
†Savara	47,700	51,993
†Scholar Rock Holding	21,200	375,028
†Selecta Biosciences	85,900	213,032
†Seres Therapeutics	57,800	1,636,318
†Solid Biosciences	22,900	46,487
†Sorrento Therapeutics	232,100	2,587,915
†Spectrum Pharmaceuticals	122,625	500,310
†Spero Therapeutics	15,724	175,480
†SpringWorks Therapeutics	21,600	1,029,672
†Stoke Therapeutics	12,000	401,880
†Sutro Biopharma	15,100	151,755
†Syndax Pharmaceuticals	24,806	366,137
†Syros Pharmaceuticals	38,400	339,456
†TCR2 Therapeutics	23,800	483,616
†TG Therapeutics	116,900	3,128,244
†Translate Bio	68,404	930,978
†Turning Point Therapeutics	34,300	2,996,448
†Twist Bioscience	34,600	2,628,562
†Tyme Technologies	56,300	55,174
†Ultragenyx Pharmaceutical	58,900	4,840,991
†UNITY Biotechnology	29,600	102,416
†UroGen Pharma	21,600	416,664
†Vanda Pharmaceuticals	57,681	557,198
†Vaxart	56,300	374,395
†Vaxcyte	17,700	874,026
†VBI Vaccines	194,700	556,842
†Veracyte	51,500	1,673,235
†Verastem	198,800	240,548
†Vericel	43,700	809,761
†Viela Bio	20,300	570,024
†Viking Therapeutics	69,636	405,281
†Vir Biotechnology	55,000	1,888,150
†Voyager Therapeutics	27,900	297,693
†X4 Pharmaceuticals	15,386	104,163
†XBiotech	16,384	312,771
†Xencor	57,200	2,218,788
†XOMA	8,100	152,604
†Y-mAbs Therapeutics	30,700	1,178,573
†Zentalis Pharmaceuticals	12,200	398,818
†ZIOPHARM Oncology	208,517	525,463
		210,705,917
Building Products–1.70%
AAON	42,517	2,561,649
Advanced Drainage Systems	55,900	3,490,396
†Alpha Pro Tech	15,400	227,612
†American Woodmark	17,375	1,364,633
Apogee Enterprises	28,047	599,364
†Builders FirstSource	116,466	3,799,121
Caesarstone	26,600	260,680
†Cornerstone Building Brands	47,591	379,776
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
CSW Industrials	14,400	$ 1,112,400
†Gibraltar Industries	33,691	2,194,632
Griffon	41,031	801,746
Insteel Industries	21,239	397,169
†JELD-WEN Holding	69,900	1,579,740
†Masonite International	25,188	2,478,499
Patrick Industries	22,971	1,321,292
†PGT Innovations	55,895	979,281
Quanex Building Products	31,252	576,287
†Resideo Technologies	127,700	1,404,700
Simpson Manufacturing	43,989	4,273,971
UFP Industries	60,210	3,402,467
		33,205,415
Capital Markets–1.46%
Artisan Partners Asset Management Class A	56,100	2,187,339
†Assetmark Financial Holdings	14,600	317,404
Associated Capital Group Class A	2,751	99,394
B. Riley Financial	17,823	446,644
BGC Partners Class A	310,600	745,440
†Blucora	54,668	514,973
Brightsphere Investment Group	63,200	815,280
Cohen & Steers	25,169	1,402,920
Cowen Class A	26,708	434,539
Diamond Hill Investment Group	3,032	383,002
†Donnelley Financial Solutions	30,000	400,800
Federated Hermes	99,900	2,148,849
†Focus Financial Partners Class A	32,300	1,059,117
GAMCO Investors Class A	5,495	63,577
Greenhill & Co.	17,190	195,106
Hamilton Lane Class A	30,000	1,937,700
Houlihan Lokey	51,364	3,033,044
Moelis & Co. Class A	54,400	1,911,616
Oppenheimer Holdings Class A	9,902	221,013
Piper Sandler	17,868	1,304,364
PJT Partners Class A	24,600	1,491,006
Pzena Investment Management Class A	16,959	90,900
Safeguard Scientifics	19,020	104,230
†Sculptor Capital Management	19,800	232,452
†Siebert Financial	10,000	32,300
Silvercrest Asset Management Group Class A	10,800	112,968
Stifel Financial	67,047	3,389,896
†Stonex Group	17,224	881,180

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Value Line	2,000	$ 49,400
Virtus Investment Partners	7,332	1,016,582
Waddell & Reed Financial Class A	65,900	978,615
†Westwood Holdings Group	9,814	109,328
WisdomTree Investments	152,708	488,666
		28,599,644
Chemicals–1.66%
†Advanced Emissions Solutions	8,921	36,219
†AdvanSix	30,600	394,128
†AgroFresh Solutions	42,200	102,546
†American Vanguard	32,595	428,298
†Amyris	69,900	204,108
Avient	94,471	2,499,703
Balchem	33,309	3,251,958
Chase	7,139	681,061
†Ferro	83,887	1,040,199
FutureFuel	30,208	343,465
†GCP Applied Technologies	50,200	1,051,690
Hawkins	10,759	495,990
HB Fuller	53,209	2,435,908
†Ingevity	42,953	2,123,596
Innospec	25,304	1,602,249
†Intrepid Potash	11,800	99,592
†Koppers Holdings	20,560	429,910
†Kraton	32,041	570,971
Kronos Worldwide	21,789	280,207
†Livent	150,200	1,347,294
†Marrone Bio Innovations	67,300	82,106
Minerals Technologies	35,164	1,796,880
†Orion Engineered Carbons	64,495	806,832
†PQ Group Holdings	42,400	435,024
Quaker Chemical	13,713	2,464,363
†Rayonier Advanced Materials	58,300	186,560
Sensient Technologies	43,895	2,534,497
Stepan	22,270	2,427,430
†Trecora Resources	20,892	128,277
Tredegar	30,330	451,007
Trinseo	39,100	1,002,524
†Tronox Holdings Class A	91,100	716,957
		32,451,549
Commercial Services & Supplies–2.11%
ABM Industries	69,323	2,541,381
ACCO Brands	93,324	541,279
†Advanced Disposal Services	76,300	2,306,549
Brady Class A	47,037	1,882,421
†BrightView Holdings	34,500	393,300
Brink's	51,960	2,135,036
†Casella Waste Systems Class A	47,634	2,660,359
†CECO Environmental	32,964	240,308
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Cimpress	18,334	$ 1,377,983
CompX International	338	5,053
Covanta Holding	121,600	942,400
Deluxe	42,840	1,102,273
Ennis	28,762	501,609
†Harsco	80,200	1,115,582
Healthcare Services Group	76,981	1,657,401
†Heritage-Crystal Clean	17,454	233,011
Herman Miller	60,687	1,830,320
HNI	43,875	1,376,797
Interface	63,621	389,361
†KAR Auction Services	133,500	1,922,400
Kimball International Class B	37,902	399,487
Knoll	52,582	634,139
Matthews International Class A	29,410	657,608
McGrath RentCorp	24,840	1,480,216
†Montrose Environmental Group	9,700	231,054
NL Industries	5,036	21,403
†PICO Holdings	12,971	116,220
Pitney Bowes	177,500	942,525
Quad/Graphics	38,023	115,210
†SP Plus	24,297	436,131
Steelcase Class A	88,198	891,682
†Team	34,497	189,734
Tetra Tech	54,391	5,194,340
UniFirst	15,667	2,966,860
†US Ecology	31,896	1,042,042
†Viad	22,613	471,029
VSE	8,966	274,718
		41,219,221
Communications Equipment–0.89%
†Acacia Communications	40,200	2,709,480
ADTRAN	48,248	494,783
†Applied Optoelectronics	22,400	252,000
†CalAmp	37,172	267,267
†Calix	52,331	930,445
†Cambium Networks	9,500	160,265
†Casa Systems	41,296	166,423
†Clearfield	11,500	231,955
Comtech Telecommunications	26,375	369,250
†Digi International	30,043	469,572
†DZS	4,900	45,913
†Extreme Networks	123,845	497,857
†Genasys	42,300	260,145
†Harmonic	98,188	547,889
†Infinera	166,423	1,025,166
†Inseego	69,400	716,208
InterDigital	31,788	1,813,823
†KVH Industries	21,275	191,688

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†NETGEAR	29,734	$ 916,402
†NetScout Systems	73,056	1,594,812
†PCTEL	24,000	135,840
†Plantronics	36,151	428,028
†Resonant	67,200	159,936
†Ribbon Communications	65,002	251,558
†Viavi Solutions	236,800	2,777,664
		17,414,369
Construction & Engineering–1.30%
†Aegion	32,428	458,208
†Ameresco Class A	24,021	802,301
†API Group	144,600	2,057,658
Arcosa	50,200	2,213,318
Argan	14,924	625,465
Comfort Systems USA	37,036	1,907,724
†Concrete Pumping Holdings	22,500	80,325
†Construction Partners Class A	19,600	356,720
†Dycom Industries	30,529	1,612,542
EMCOR Group	54,796	3,710,237
†Fluor	145,200	1,279,212
Granite Construction	47,779	841,388
†Great Lakes Dredge & Dock	65,634	624,179
†HC2 Holdings	57,000	137,940
†IES Holdings	7,200	228,744
†MasTec	58,678	2,476,212
†MYR Group	16,494	613,247
†Northwest Pipe	9,748	257,932
†NV5 Global	11,300	596,301
Primoris Services	49,738	897,273
†Sterling Construction	31,900	451,704
†Tutor Perini	42,506	473,092
†WillScot Mobile Mini Holdings	165,998	2,768,847
		25,470,569
Construction Materials–0.15%
†Forterra	21,000	248,220
†Summit Materials Class A	114,316	1,890,786
†U.S. Concrete	17,600	511,104
United States Lime & Minerals	2,087	188,039
		2,838,149
Consumer Finance–0.67%
Curo Group Holdings	15,900	112,095
†Encore Capital Group	32,063	1,237,311
†Enova International	29,523	483,882
†EZCORP Class A	58,819	295,860
FirstCash	42,124	2,409,914
†Green Dot Class A	52,702	2,667,248
†LendingClub	69,860	329,041
Navient	197,300	1,667,185
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Nelnet Class A	18,138	$ 1,092,814
†Oportun Financial	23,900	281,781
†PRA Group	46,623	1,862,589
†Regional Management	8,443	140,660
†World Acceptance	4,401	464,526
		13,044,906
Containers & Packaging–0.21%
Greif Class A	26,300	952,323
Greif Class B	7,417	292,823
Myers Industries	40,597	537,098
†O-I Glass	161,600	1,711,344
†Ranpak Holdings	26,000	247,520
†UFP Technologies	8,200	339,644
		4,080,752
Distributors–0.08%
Core-Mark Holding	45,960	1,329,623
†Funko Class A	19,900	115,221
†Greenlane Holdings Class A	6,873	15,395
Weyco Group	5,958	96,341
		1,556,580
Diversified Consumer Services–0.61%
†Adtalem Global Education	53,717	1,318,215
†American Public Education	16,560	466,826
†Aspen Group	24,000	268,080
Carriage Services	17,135	382,282
Collectors Universe	10,100	499,849
Franchise Group	19,200	486,912
†Houghton Mifflin Harcourt	117,300	202,929
†K12	42,500	1,119,450
†Laureate Education Class A	110,600	1,468,768
†OneSpaWorld Holdings	40,500	263,250
†Perdoceo Education	70,868	867,424
†Regis	28,946	177,729
Strategic Education	22,735	2,079,571
†Universal Technical Institute	36,500	185,420
†Vivint Smart Home	71,600	1,222,928
†WW International	48,400	913,308
		11,922,941
Diversified Financial Services–0.20%
Alerus Financial	13,300	260,680
Banco Latinoamericano de Comercio Exterior	29,358	356,700
†Cannae Holdings	87,700	3,267,702
†GWG Holdings	5,900	50,740
Marlin Business Services	7,141	50,344
		3,986,166
Diversified Telecommunication Services–0.85%
Alaska Communications Systems Group	69,900	139,800

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Anterix	10,200	$ 333,642
ATN International	12,492	626,349
†Bandwidth Class A	19,900	3,473,943
†Cincinnati Bell	48,386	725,790
Cogent Communications Holdings	44,004	2,642,440
†Consolidated Communications Holdings	79,855	454,375
†IDT Class B	21,300	140,154
†Iridium Communications	118,350	3,027,393
†Liberty Latin America Class A	49,413	407,657
†Liberty Latin America Class C	196,153	1,596,685
†Ooma	22,394	292,242
†ORBCOMM	83,894	285,240
†Vonage Holdings	239,686	2,451,988
		16,597,698
Electric Utilities–0.69%
ALLETE	53,973	2,792,563
Genie Energy Class B	18,100	144,800
MGE Energy	36,115	2,262,966
Otter Tail	41,281	1,493,134
PNM Resources	82,336	3,402,947
Portland General Electric	93,300	3,312,150
Spark Energy Class A	11,700	97,344
		13,505,904
Electrical Equipment–1.43%
Allied Motion Technologies	8,400	346,752
†American Superconductor	26,100	377,928
†Atkore International Group	48,700	1,106,951
AZZ	26,527	905,101
†Bloom Energy Class A	87,200	1,566,984
Encore Wire	20,826	966,743
EnerSys	44,022	2,954,756
†FuelCell Energy	214,600	459,244
LSI Industries	33,100	223,425
†Plug Power	338,700	4,541,967
Powell Industries	9,308	224,602
Preformed Line Products	3,186	155,222
†Sunrun	120,700	9,302,349
†Thermon Group Holdings	35,960	403,831
†TPI Composites	29,400	851,424
†Vicor	18,271	1,420,205
†Vivint Solar	51,700	2,189,495
		27,996,979
Electronic Equipment, Instruments & Components–2.14%
†Akoustis Technologies	37,200	303,552
†Arlo Technologies	80,815	425,087
Badger Meter	30,122	1,969,075
Bel Fuse Class B	12,485	133,340
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Belden	45,442	$ 1,414,155
Benchmark Electronics	37,066	746,880
CTS	32,311	711,811
†Daktronics	37,661	149,138
†ePlus	13,558	992,446
†Fabrinet	37,956	2,392,367
†FARO Technologies	17,399	1,060,991
†Fitbit Class A	254,301	1,769,935
†II-VI	99,928	4,053,080
†Insight Enterprises	35,803	2,025,734
†Intellicheck	22,000	146,740
†Iteris	40,486	165,993
†Itron	41,500	2,520,710
†Kimball Electronics	25,875	299,115
†Knowles	91,006	1,355,989
†Luna Innovations	37,200	222,456
Methode Electronics	35,966	1,025,031
†MTS Systems	21,957	419,598
†Napco Security Technologies	14,200	333,700
†nLight	37,500	880,500
†Novanta	34,463	3,630,332
†OSI Systems	16,768	1,301,364
†PAR Technology	16,200	656,262
PC Connection	10,324	423,903
†Plexus	29,663	2,095,098
†Powerfleet	36,800	207,184
†Research Frontiers	35,600	96,120
†Rogers	19,252	1,887,851
†Sanmina	69,395	1,877,135
†ScanSource	28,037	555,974
†TTM Technologies	98,250	1,121,032
Vishay Intertechnology	137,421	2,139,645
†Vishay Precision Group	10,872	275,279
†Wrap Technologies	12,200	82,594
		41,867,196
Energy Equipment & Services–0.54%
Archrock	125,502	675,201
†Aspen Aerogels	17,200	188,340
†Bristow Group	7,073	150,301
Cactus Class A	48,800	936,472
†ChampionX	191,900	1,533,281
†DMC Global	14,988	493,705
†Dril-Quip	35,900	888,884
†Exterran	29,500	122,720
†Frank's International	123,500	190,190
†Helix Energy Solutions Group	149,256	359,707
†Liberty Oilfield Services Class A	58,400	466,616
†Matrix Service	30,807	257,238
†Nabors Industries	7,114	173,866
†National Energy Services Reunited	19,100	121,858
†Newpark Resources	103,641	108,823

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†NexTier Oilfield Solutions	173,363	$ 320,722
†Oceaneering International	109,100	384,032
†Oil States International	61,300	167,349
Patterson-UTI Energy	186,500	531,525
†ProPetro Holding	84,600	343,476
†RPC	68,100	179,784
†SEACOR Holdings	19,600	569,968
†Select Energy Services Class A	68,200	261,888
Solaris Oilfield Infrastructure Class A	31,800	201,612
†Tidewater	43,111	289,275
†Transocean	601,000	484,947
†U.S. Silica Holdings	80,283	240,849
		10,642,629
Entertainment–0.23%
†AMC Entertainment Holdings Class A	59,190	278,785
†Cinemark Holdings	109,700	1,097,000
†Eros STX Global	88,900	196,469
†Gaia	11,361	111,679
†Glu Mobile	132,432	1,016,415
†IMAX	49,900	596,804
†Liberty Media-Liberty Braves Class A	10,100	210,888
†Liberty Media-Liberty Braves Class C	35,100	737,451
†LiveXLive Media	37,000	96,015
†Marcus	24,534	189,648
		4,531,154
Equity Real Estate Investment Trusts–5.75%
†Acadia Realty Trust	83,115	872,707
Agree Realty	53,566	3,408,940
Alexander & Baldwin	76,908	862,139
Alexander's	2,376	582,643
Alpine Income Property Trust	9,400	146,170
American Assets Trust	52,973	1,276,120
American Finance Trust	118,600	743,622
Armada Hoffler Properties	63,000	583,380
Bluerock Residential Growth REIT	25,100	190,258
BRT Apartments	10,000	117,800
CareTrust REIT	98,571	1,754,071
CatchMark Timber Trust Class A	51,900	463,467
†Chatham Lodging Trust	51,731	394,190
CIM Commercial Trust	14,066	138,691
City Office REIT	46,800	351,936
Clipper Realty	14,900	90,145
†Colony Capital	498,200	1,360,086
Columbia Property Trust	108,300	1,181,553
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Community Healthcare Trust	21,600	$ 1,010,016
†CoreCivic	117,400	939,200
CorEnergy Infrastructure Trust	14,120	82,461
†CorePoint Lodging	47,750	260,238
†DiamondRock Hospitality	204,674	1,037,697
Diversified Healthcare Trust	242,400	853,248
Easterly Government Properties	77,800	1,743,498
EastGroup Properties	39,088	5,055,251
Essential Properties Realty Trust	94,135	1,724,553
Farmland Partners	33,900	225,774
Four Corners Property Trust	72,600	1,857,834
Franklin Street Properties	111,827	409,287
†Front Yard Residential	57,200	499,928
GEO Group	121,026	1,372,435
Getty Realty	36,364	945,828
Gladstone Commercial	36,305	611,739
Gladstone Land	20,800	312,416
Global Medical REIT	43,600	588,600
Global Net Lease	89,454	1,422,319
Healthcare Realty Trust	136,184	4,101,862
†Hersha Hospitality Trust	26,941	149,253
Independence Realty Trust	93,156	1,079,678
Industrial Logistics Properties Trust	64,389	1,408,187
Innovative Industrial Properties	21,300	2,643,543
Investors Real Estate Trust	13,046	850,208
iStar	75,770	894,844
†Jernigan Capital	23,300	399,362
Kite Realty Group Trust	84,854	982,609
Lexington Realty Trust	265,086	2,770,149
LTC Properties	39,973	1,393,459
Macerich	142,900	970,291
†Mack-Cali Realty	85,600	1,080,272
Monmouth Real Estate Investment	93,889	1,300,363
National Health Investors	44,534	2,684,064
National Storage Affiliates Trust	63,950	2,091,804
New Senior Investment Group	85,700	342,800
NexPoint Residential Trust	22,000	975,700
Office Properties Income Trust	46,940	972,597
One Liberty Properties	17,224	281,785
Pebblebrook Hotel Trust	134,060	1,679,772
Physicians Realty Trust	210,700	3,773,637
Piedmont Office Realty Trust Class A	130,400	1,769,528
Plymouth Industrial REIT	18,600	229,524
PotlatchDeltic	67,906	2,858,843

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Preferred Apartment Communities Class A	48,000	$ 259,200
PS Business Parks	20,762	2,541,061
QTS Realty Trust Class A	62,300	3,926,146
†Retail Opportunity Investments	117,367	1,222,377
Retail Properties of America Class A	220,700	1,282,267
Retail Value	8,280	104,080
RLJ Lodging Trust	169,155	1,464,882
†RPT Realty	83,505	454,267
†Ryman Hospitality Properties	50,406	1,854,941
Sabra Health Care REIT	212,877	2,934,509
Safehold	17,600	1,092,960
Saul Centers	13,566	360,584
†Seritage Growth Properties Class A	36,200	486,890
Service Properties Trust	168,500	1,339,575
†SITE Centers	157,200	1,131,840
STAG Industrial	151,334	4,614,174
†Summit Hotel Properties	98,773	511,644
†Sunstone Hotel Investors	221,792	1,761,028
†Tanger Factory Outlet Centers	97,100	585,513
Terreno Realty	67,134	3,676,258
UMH Properties	38,667	523,551
Uniti Group	199,500	2,101,732
Universal Health Realty Income Trust	12,473	710,836
†Urban Edge Properties	114,600	1,113,912
Urstadt Biddle Properties Class A	33,417	307,436
Washington Real Estate Investment Trust	85,175	1,714,573
Whitestone REIT	43,971	263,826
†Xenia Hotels & Resorts	111,204	976,371
		112,470,807
Food & Staples Retailing–0.83%
Andersons	29,663	568,640
†BJ's Wholesale Club Holdings	138,400	5,750,520
†Chefs' Warehouse	25,735	374,187
†HF Foods Group	28,500	188,385
Ingles Markets Class A	15,731	598,407
Natural Grocers by Vitamin Cottage	9,189	90,604
†Performance Food Group	132,300	4,580,226
PriceSmart	22,532	1,497,251
†Rite Aid	59,905	568,499
SpartanNash	36,058	589,548
†United Natural Foods	54,699	813,374
Village Super Market Class A	8,413	207,044
Weis Markets	8,900	427,200
		16,253,885
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–1.49%
Alico	6,063	$ 173,523
B&G Foods	65,814	1,827,655
†Bridgford Foods	3,126	57,237
Calavo Growers	17,654	1,169,931
†Cal-Maine Foods	32,530	1,248,176
†Darling Ingredients	162,659	5,860,604
†Farmer Bros	10,801	47,740
Fresh Del Monte Produce	34,156	782,856
†Freshpet	39,100	4,365,515
†Hostess Brands	121,300	1,495,629
J & J Snack Foods	15,487	2,019,350
John B Sanfilippo & Son	9,602	723,799
Lancaster Colony	19,054	3,406,855
†Landec	29,706	288,742
Limoneira	17,745	253,754
Sanderson Farms	20,890	2,464,393
†Seneca Foods Class A	6,788	242,535
†Simply Good Foods	85,000	1,874,250
Tootsie Roll Industries	16,120	498,108
†Vital Farms	9,400	380,982
		29,181,634
Gas Utilities–0.99%
Brookfield Infrastructure Class A	33,500	1,855,565
Chesapeake Utilities	16,565	1,396,430
New Jersey Resources	98,797	2,669,495
Northwest Natural Holding	31,419	1,426,108
ONE Gas	52,846	3,646,903
RGC Resources	9,085	213,043
South Jersey Industries	95,804	1,846,143
Southwest Gas Holdings	57,322	3,617,018
Spire	52,020	2,767,464
		19,438,169
Health Care Equipment & Supplies–3.72%
†Accelerate Diagnostics	31,621	337,080
†Accuray	99,918	239,803
†Acutus Medical	8,900	265,220
†Alphatec Holdings	49,300	327,352
†AngioDynamics	41,492	500,394
†Antares Pharma	180,400	487,080
†Apyx Medical	40,800	192,168
†Aspira Women's Health	82,100	253,279
†AtriCure	41,803	1,667,940
Atrion	1,467	918,342
†Avanos Medical	49,000	1,627,780
†AxoGen	38,400	446,592
†Axonics Modulation Technologies	31,300	1,597,552
†BioLife Solutions	8,800	254,672
†BioSig Technologies	20,000	98,600
†Cantel Medical	39,200	1,722,448
†Cardiovascular Systems	35,382	1,392,282

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Cerus	175,583	$ 1,099,150
†Co-Diagnostics	27,200	369,648
CONMED	28,122	2,212,358
†CryoLife	41,010	757,455
†CryoPort	35,100	1,663,740
†Cutera	14,100	267,477
†CytoSorbents	32,400	258,390
†Electromed	9,700	100,977
†FONAR	8,300	173,304
†GenMark Diagnostics	69,300	984,060
†Glaukos	43,545	2,156,348
†Heska	7,600	750,804
†Inari Medical	7,300	503,846
†Inogen	20,690	600,010
†Integer Holdings	33,825	1,996,013
†IntriCon	9,400	114,492
†Invacare	41,139	309,365
†iRadimed	4,700	100,486
†iRhythm Technologies	28,050	6,678,985
†Lantheus Holdings	67,706	857,835
LeMaitre Vascular	18,498	601,740
†LivaNova	50,496	2,282,924
†Meridian Bioscience	40,475	687,266
†Merit Medical Systems	56,041	2,437,784
Mesa Laboratories	4,430	1,128,587
†Misonix	9,100	106,743
†Natus Medical	37,563	643,454
†Neogen	53,125	4,157,031
†Nevro	33,900	4,722,270
†NuVasive	53,137	2,580,864
†OraSure Technologies	69,006	839,803
†Orthofix Medical	20,003	622,893
†OrthoPediatrics	11,305	519,126
†Pulse Biosciences	12,894	152,020
†Quotient	51,500	264,710
†Repro-Med Systems	30,600	220,932
†Retractable Technologies	8,300	55,278
†Rockwell Medical	83,035	88,847
†SeaSpine Holdings	25,140	359,502
†Shockwave Medical	27,900	2,114,820
†SI-BONE	25,500	604,860
†Sientra	44,200	150,280
†Silk Road Medical	26,800	1,801,228
†Soliton	7,500	57,300
†STAAR Surgical	46,599	2,635,639
†Stereotaxis	55,200	197,616
†Surgalign Holdings	69,600	125,976
†Surmodics	14,765	574,506
†Tactile Systems Technology	20,000	731,800
†Tela Bio	7,500	124,050
†TransMedics Group	16,200	223,236
Utah Medical Products	3,615	288,730
†Vapotherm	19,300	559,700
†Varex Imaging	42,200	536,784
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†ViewRay	120,600	$ 422,100
†Wright Medical Group	146,044	4,460,184
†Zynex	16,600	289,670
		72,653,580
Health Care Providers & Services–2.66%
†1Life Healthcare	78,700	2,231,932
†AdaptHealth	23,700	516,897
†Addus HomeCare	14,200	1,342,042
†American Renal Associates Holdings	21,100	145,590
†AMN Healthcare Services	48,274	2,822,098
†Apollo Medical Holdings	10,000	179,400
†Avalon GloboCare	14,400	18,000
†BioTelemetry	34,503	1,572,647
†Brookdale Senior Living	198,500	504,190
†Community Health Systems	84,900	358,278
†CorVel	8,986	767,674
†Covetrus	101,400	2,474,160
†Cross Country Healthcare	43,617	283,074
Ensign Group	52,933	3,020,357
†Enzo Biochem	41,515	87,597
†Exagen	4,200	45,528
†Fulgent Genetics	9,600	384,384
†Hanger	40,100	634,382
†HealthEquity	76,630	3,936,483
†InfuSystem Holdings	18,600	238,452
†Joint	15,900	276,501
†LHC Group	30,704	6,526,442
†Magellan Health	24,695	1,871,387
†MEDNAX	73,800	1,201,464
National HealthCare	13,675	852,089
†National Research	13,337	656,314
†Ontrack	8,400	504,000
†Option Care Health	33,707	450,663
Owens & Minor	63,654	1,598,352
Patterson	87,700	2,114,008
†Pennant Group	27,066	1,043,665
†PetIQ	21,300	701,196
†Progyny	26,800	788,724
†Providence Service	12,933	1,201,605
†R1 RCM	106,464	1,825,858
†RadNet	45,500	698,425
†Select Medical Holdings	112,267	2,337,399
†Sharps Compliance	20,000	125,400
†Surgery Partners	22,500	492,750
†Tenet Healthcare	108,192	2,651,786
†Tivity Health	44,028	617,273
†Triple-S Management Class B	20,859	372,750
†U.S. Physical Therapy	12,949	1,125,009
†Viemed Healthcare	41,300	356,832
		51,953,057

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology–1.14%
†Accolade	10,700	$ 415,909
†Allscripts Healthcare Solutions	166,400	1,354,496
Computer Programs and Systems	14,149	390,654
†Evolent Health Class A	73,700	914,617
†Health Catalyst	33,000	1,207,800
†HealthStream	25,945	520,716
†HMS Holdings	91,220	2,184,719
†iCAD	25,300	222,893
†Inovalon Holdings Class A	76,100	2,012,845
†Inspire Medical Systems	27,100	3,497,255
†NantHealth	37,800	88,452
†NextGen Healthcare	58,728	748,195
†Omnicell	44,025	3,286,906
†OptimizeRx	14,900	310,665
†Phreesia	30,600	983,178
†Schrodinger	29,000	1,377,790
Simulations Plus	12,900	972,144
†Tabula Rasa HealthCare	22,100	901,017
†Vocera Communications	33,640	978,251
		22,368,502
Hotels, Restaurants & Leisure–3.52%
†Accel Entertainment Class A	41,900	448,749
†Biglari Holdings Class B	885	78,774
†BJ's Restaurants	21,159	622,921
†Bloomin' Brands	86,652	1,323,176
Bluegreen Vacations	8,200	40,180
†Bluegreen Vacations Holding	15,500	207,545
†Boyd Gaming	83,959	2,576,702
†Brinker International	45,100	1,926,672
†Caesars Entertainment	141,200	7,915,672
†Carrols Restaurant Group	41,165	265,514
†Century Casinos	27,600	151,248
†Cheesecake Factory	41,874	1,161,585
Churchill Downs	38,483	6,304,285
†Chuy's Holdings	19,832	388,311
†Cracker Barrel Old Country Store	23,862	2,736,017
†Dave & Buster's Entertainment	47,100	714,036
†Del Taco Restaurants	33,400	273,880
†Denny's	54,556	545,560
†Dine Brands Global	15,832	864,269
†El Pollo Loco Holdings	20,400	330,480
†Everi Holdings	78,800	650,100
†Fiesta Restaurant Group	16,457	154,202
†GAN	9,500	160,550
†Golden Entertainment	17,400	240,642
†Hilton Grand Vacations	87,900	1,844,142
†International Game Technology	101,700	1,131,921
Jack in the Box	23,315	1,849,113
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Kura Sushi USA Class A	4,600	$ 60,260
†Lindblad Expeditions Holdings	27,100	230,621
†Marriott Vacations Worldwide	40,857	3,710,224
†Monarch Casino & Resort	11,984	534,486
Nathan's Famous	3,102	158,977
†Noodles & Co.	35,100	241,137
Papa John's International	33,522	2,758,190
†Penn National Gaming	139,203	10,120,058
†PlayAGS	30,900	109,386
RCI Hospitality Holdings	9,600	195,840
†Red Robin Gourmet Burgers	15,222	200,321
†Red Rock Resorts Class A	67,300	1,150,830
†Ruth's Hospitality Group	29,566	327,000
†Scientific Games Class A	58,552	2,044,050
†SeaWorld Entertainment	52,962	1,044,411
†Shake Shack Class A	36,200	2,334,176
†Target Hospitality	39,300	47,946
†Texas Roadhouse	66,270	4,028,553
†Twin River Worldwide Holdings	18,773	493,167
Wingstop	29,900	4,085,835
		68,781,714
Household Durables–2.41%
†Beazer Homes USA	25,819	340,811
†Casper Sleep	10,800	77,652
†Cavco Industries	8,926	1,609,447
†Century Communities	29,938	1,267,276
Ethan Allen Interiors	20,232	273,941
†GoPro Class A	139,900	633,747
†Green Brick Partners	27,182	437,630
Hamilton Beach Brands Holding Class A	7,284	141,674
†Helen of Troy	25,598	4,953,725
Hooker Furniture	13,900	359,037
†Installed Building Products	23,618	2,403,132
†iRobot	28,522	2,164,820
KB Home	88,736	3,406,575
La-Z-Boy	45,833	1,449,698
†Legacy Housing	7,360	100,685
†LGI Homes	23,000	2,671,910
Lifetime Brands	10,224	96,617
†Lovesac	8,000	221,680
†M/I Homes	28,574	1,315,833
MDC Holdings	52,485	2,472,043
†Meritage Homes	37,484	4,137,859
†Purple Innovation	16,311	405,491
†Skyline Champion	51,934	1,390,273
†Sonos	81,336	1,234,680
†Taylor Morrison Home	130,800	3,216,372
†TopBuild	33,400	5,701,046
†TRI Pointe Group	133,952	2,429,889
†Tupperware Brands	49,700	1,001,952

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Turtle Beach	17,100	$ 311,220
†Universal Electronics	15,111	570,289
†VOXX International	27,300	209,937
		47,006,941
Household Products–0.25%
†Central Garden & Pet	11,000	439,230
†Central Garden & Pet Class A	40,722	1,471,693
Oil-Dri Corp. of America	6,654	238,013
WD-40	14,138	2,676,465
		4,825,401
Independent Power and Renewable Electricity Producers–0.58%
†Atlantic Power	84,833	166,273
Brookfield Renewable Class A	68,912	4,038,243
Clearway Energy Class A	35,500	876,850
Clearway Energy Class C	82,400	2,221,504
Ormat Technologies	41,360	2,444,789
†Sunnova Energy International	52,500	1,596,525
		11,344,184
Industrial Conglomerates–0.04%
†Raven Industries	36,351	782,274
		782,274
Insurance–2.33%
†Ambac Financial Group	50,893	649,904
American Equity Investment Life Holding	93,755	2,061,672
AMERISAFE	19,699	1,129,935
Argo Group International Holdings	31,867	1,097,181
†BRP Group Class A	32,900	819,539
†Citizens	58,063	321,669
CNO Financial Group	141,612	2,271,456
Crawford & Co. Class A	20,700	135,378
Donegal Group Class A	13,146	184,964
†eHealth	26,319	2,079,201
Employers Holdings	30,527	923,442
†Enstar Group	12,411	2,004,377
FBL Financial Group Class A	8,974	432,547
FedNat Holding	12,700	80,264
†Genworth Financial Class A	517,800	1,734,630
Goosehead Insurance Class A	13,000	1,125,670
†Greenlight Capital Re Class A	30,357	204,303
HCI Group	6,407	315,801
Heritage Insurance Holdings	24,700	249,964
Horace Mann Educators	42,731	1,427,215
Independence Holding	6,117	230,672
Investors Title	1,453	188,977
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
James River Group Holdings	29,500	$ 1,313,635
Kinsale Capital Group	21,600	4,107,888
†MBIA	47,184	285,935
National General Holdings	70,500	2,379,375
National Western Life Group Class A	2,616	478,126
†NI Holdings	10,200	172,278
†Palomar Holdings	19,900	2,074,376
ProAssurance	54,500	852,380
†ProSight Global	10,700	121,338
Protective Insurance Class B	9,811	128,818
RLI	39,834	3,335,301
Safety Insurance Group	15,099	1,043,190
Selective Insurance Group	61,307	3,156,697
†Selectquote	30,600	619,650
State Auto Financial	19,195	264,123
Stewart Information Services	23,839	1,042,479
†Third Point Reinsurance	83,200	578,240
Tiptree Financial	25,046	123,978
†Trupanion	30,661	2,419,153
United Fire Group	23,721	482,011
United Insurance Holdings	21,400	129,684
Universal Insurance Holdings	25,803	357,114
†Watford Holdings	18,700	428,978
		45,563,508
Interactive Media & Services–0.35%
†Cargurus	89,300	1,931,559
†Cars.com	71,000	573,680
†DHI Group	62,600	141,476
†Eventbrite Class A	64,100	695,485
†EverQuote Class A	13,200	510,048
†Liberty TripAdvisor Holdings Class A	83,075	143,720
†QuinStreet	51,711	819,102
†TrueCar	102,200	511,000
†Yelp	70,700	1,420,363
		6,746,433
Internet & Direct Marketing Retail–0.78%
†1-800-Flowers.com Class A	27,464	684,952
†CarParts.com	20,700	223,767
†Duluth Holdings Class B	8,300	101,426
†Groupon	24,295	495,618
†Lands' End	14,100	183,723
†Liquidity Services	32,273	240,757
†Magnite	110,342	766,325
†Overstock.com	42,897	3,116,467
PetMed Express	21,209	670,629
†Quotient Technology	87,300	644,274
†RealReal	63,800	923,186
Shutterstock	21,252	1,105,954
†Stamps.com	17,138	4,129,401
†Stitch Fix Class A	57,700	1,565,401

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Waitr Holdings	93,400	$ 300,748
		15,152,628
IT Services–2.04%
†Brightcove	43,686	447,345
†Cardtronics Class A	36,640	725,472
Cass Information Systems	15,915	640,420
†Conduent	182,300	579,714
CSG Systems International	33,588	1,375,429
†Endurance International Group Holdings	65,200	374,248
EVERTEC	62,100	2,155,491
†Evo Payments Class A	41,800	1,038,730
†ExlService Holdings	34,748	2,292,326
†GreenSky Class A	75,200	333,888
†Grid Dynamics Holdings	28,400	219,532
†GTT Communications	37,300	192,468
Hackett Group	28,176	315,008
†I3 Verticals Class A	16,391	413,873
†Information Services Group	32,302	68,157
†International Money Express	16,700	239,895
KBR	143,400	3,206,424
†Limelight Networks	128,149	738,138
†LiveRamp Holdings	64,472	3,337,715
ManTech International Class A	28,017	1,929,811
MAXIMUS	61,674	4,219,118
†MoneyGram International	78,500	221,763
NIC	67,647	1,332,646
†Paysign	35,100	199,368
†Perficient	32,225	1,377,296
Perspecta	144,200	2,804,690
†PFSweb	19,700	131,793
†Rackspace Technology	32,200	621,138
†Repay Holdings	58,800	1,381,800
†ServiceSource International	114,600	168,462
†StarTek	21,100	110,775
†Sykes Enterprises	40,177	1,374,455
TTEC Holdings	19,460	1,061,543
†Tucows Class A	10,200	702,780
†Unisys	62,854	670,652
†Verra Mobility	137,600	1,329,216
†Virtusa	29,549	1,452,629
		39,784,208
Leisure Products–0.66%
Acushnet Holdings	35,100	1,179,711
†American Outdoor Brands	14,008	182,524
†Callaway Golf	96,327	1,843,699
†Clarus	20,924	295,447
Escalade	13,703	250,628
Johnson Outdoors Class A	4,886	400,115
†Malibu Boats Class A	21,100	1,045,716
Marine Products	7,736	120,991
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
†Mastercraft Boat Holgings	21,700	$ 379,533
†Nautilus	29,500	506,220
Smith & Wesson Brands	56,032	869,617
Sturm Ruger & Co.	17,314	1,058,924
†Vista Outdoor	59,900	1,208,782
†YETI Holdings	76,861	3,483,340
		12,825,247
Life Sciences Tools & Services–0.73%
†ChromaDex	44,900	180,049
†Codexis	58,600	687,964
†Fluidigm	79,166	588,203
†Harvard Bioscience	51,800	155,918
Luminex	43,607	1,144,684
†Medpace Holdings	28,300	3,162,525
†NanoString Technologies	38,900	1,738,830
†NeoGenomics	104,365	3,850,025
†Pacific Biosciences of California	156,898	1,548,583
†Personalis	22,000	476,740
†Quanterix	19,200	647,808
		14,181,329
Machinery–3.61%
Alamo Group	10,135	1,094,884
Albany International Class A	31,643	1,566,645
Altra Industrial Motion	66,778	2,468,783
Astec Industries	23,069	1,251,493
Barnes Group	48,454	1,731,746
†Blue Bird	15,592	189,599
†Chart Industries	37,374	2,626,271
†CIRCOR International	20,626	564,121
Columbus McKinnon	23,608	781,425
Douglas Dynamics	22,949	784,856
Eastern	5,400	105,408
†Energy Recovery	39,300	322,260
Enerpac Tool Group	55,614	1,046,099
EnPro Industries	19,509	1,100,503
ESCO Technologies	26,438	2,129,845
†Evoqua Water Technologies	88,400	1,875,848
†ExOne	9,100	111,202
Federal Signal	61,707	1,804,930
Franklin Electric	47,640	2,802,661
†Gencor Industries	11,730	129,382
Gorman-Rupp	16,682	491,452
Graham	9,562	122,107
Greenbrier	32,901	967,289
Helios Technologies	30,128	1,096,659
Hillenbrand	76,632	2,173,284
Hurco	8,069	229,160
Hyster-Yale Materials Handling	10,266	381,382
John Bean Technologies	31,492	2,893,800
Kadant	11,299	1,238,596

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Kennametal	85,900	$ 2,485,946
†L B Foster Class A	9,908	132,965
Lindsay	11,107	1,073,825
Luxfer Holdings	31,400	394,070
†Lydall	18,102	299,407
†Manitowoc	40,975	344,600
†Mayville Engineering	5,400	49,626
†Meritor	71,512	1,497,461
Miller Industries	13,146	401,873
Mueller Industries	57,640	1,559,738
Mueller Water Products Class A	161,627	1,679,305
†Navistar International	49,900	2,172,646
†NN	41,056	211,849
Omega Flex	3,189	499,780
†Park-Ohio Holdings	5,449	87,565
†Proto Labs	26,943	3,489,118
†RBC Bearings	25,518	3,093,037
†REV Group	20,300	160,167
Rexnord	122,864	3,666,262
Shyft Group	34,516	651,662
†SPX	44,400	2,059,272
†SPX FLOW	43,900	1,879,798
Standex International	13,354	790,557
Tennant	18,781	1,133,621
†Terex	70,800	1,370,688
†TriMas	44,325	1,010,610
Wabash National	56,340	673,826
Watts Water Technologies Class A	28,394	2,843,659
†Welbilt	133,300	821,128
		70,615,751
Marine–0.12%
Costamare	43,800	265,866
†Eagle Bulk Shipping	6,942	113,641
Genco Shipping & Trading	19,600	135,240
Matson	42,600	1,707,834
†Safe Bulkers	54,300	55,929
Scorpio Bulkers	6,239	88,344
		2,366,854
Media–0.73%
†AMC Networks Class A	39,600	978,516
†Boston Omaha Class A	12,200	195,200
†Cardlytics	26,700	1,884,219
†Central European Media Enterprises Class A	94,161	394,535
†comScore	57,700	117,708
†Daily Journal	1,250	302,500
†Emerald Holding	26,000	53,040
†Entercom Communications Class A	126,906	204,319
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Entravision Communications Class A	67,130	$ 102,038
EW Scripps Class A	61,266	700,883
†Fluent	54,600	135,408
†Gannett	131,224	170,591
†Gray Television	91,818	1,264,334
†Hemisphere Media Group	22,200	192,918
†iHeartMedia Class A	60,300	489,636
Loral Space & Communications	14,961	273,786
†Meredith	42,834	561,982
†MSG Networks Class A	39,600	378,972
National CineMedia	77,829	211,306
†Saga Communications Class A	3,413	67,850
Scholastic	29,491	619,016
Sinclair Broadcast Group Class A	43,100	828,813
†TechTarget	22,798	1,002,200
TEGNA	226,994	2,667,179
†Tribune Publishing	14,400	167,904
†WideOpenWest	46,694	242,342
		14,207,195
Metals & Mining–1.49%
†Alcoa	193,900	2,255,057
†Allegheny Technologies	135,200	1,178,944
†Arconic	102,900	1,960,245
Caledonia Mining	14,400	244,656
Carpenter Technology	51,200	929,792
†Century Aluminum	47,358	337,189
†Cleveland-Cliffs	408,455	2,622,281
†Coeur Mining	249,786	1,843,421
Commercial Metals	123,100	2,459,538
Compass Minerals International	35,300	2,095,055
Gold Resource	62,800	214,148
Haynes International	14,681	250,898
Hecla Mining	540,476	2,745,618
Kaiser Aluminum	16,922	906,850
Materion	19,884	1,034,565
†Novagold Resources	245,400	2,917,806
Olympic Steel	10,006	113,668
†Ryerson Holding	16,325	93,542
Schnitzer Steel Industries Class A	24,301	467,308
SunCoke Energy	74,644	255,283
†TimkenSteel	47,000	166,850
United States Steel	225,900	1,658,106
Warrior Met Coal	52,300	893,284
Worthington Industries	38,208	1,558,122
		29,202,226

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs)–1.27%
Anworth Mortgage Asset	113,731	$ 186,519
Apollo Commercial Real Estate Finance	146,681	1,321,596
Arbor Realty Trust	105,800	1,213,526
Ares Commercial Real Estate	32,289	295,121
†Arlington Asset Investment Class A	35,910	101,984
ARMOUR Residential REIT	62,953	598,683
Blackstone Mortgage Trust Class A	138,517	3,043,219
Broadmark Realty Capital	132,100	1,302,506
Capstead Mortgage	103,608	582,277
Cherry Hill Mortgage Investment	20,399	183,183
Chimera Investment	197,800	1,621,960
†Colony Credit Real Estate	89,600	439,936
Dynex Capital	24,643	374,820
Ellington Financial	46,200	566,412
Granite Point Mortgage Trust	59,400	421,146
Great Ajax	17,055	141,386
Hannon Armstrong Sustainable Infrastructure Capital	73,200	3,094,164
Invesco Mortgage Capital	166,836	452,126
KKR Real Estate Finance Trust	27,500	454,575
Ladder Capital	102,389	729,010
MFA Financial	466,000	1,248,880
New York Mortgage Trust	387,682	988,589
Orchid Island Capital	70,400	352,704
PennyMac Mortgage Investment Trust	102,221	1,642,691
Ready Capital	41,811	468,283
Redwood Trust	119,425	898,076
TPG RE Finance Trust	60,300	510,138
Two Harbors Investment	281,900	1,434,871
Western Asset Mortgage Capital	55,684	113,595
		24,781,976
Multiline Retail–0.20%
Big Lots	40,500	1,806,300
Dillard's Class A	7,100	259,292
†Macy's	322,700	1,839,390
		3,904,982
Multi-Utilities–0.46%
Avista	69,626	2,375,639
Black Hills	63,273	3,384,473
NorthWestern	52,606	2,558,756
Unitil	16,441	635,280
		8,954,148
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–1.34%
†Antero Resources	248,100	$ 682,275
†Arch Resources	14,500	615,960
†Ardmore Shipping	42,100	149,876
†Berry	72,671	230,367
†Bonanza Creek Energy	20,400	383,520
Brigham Minerals Class A	32,300	288,116
†Clean Energy Fuels	139,195	345,204
†CNX Resources	191,700	1,809,648
=†πCobalt International Energy	1	0
†Comstock Resources	21,100	92,418
†CONSOL Energy	28,700	127,141
†Contango Oil & Gas	109,300	146,462
†CVR Energy	33,200	411,016
Delek US Holdings	67,079	746,589
DHT Holdings	120,200	620,232
†Diamond S Shipping	28,300	194,421
†Dorian LPG	27,936	223,767
†Earthstone Energy Class A	18,900	48,951
†Energy Fuels	123,700	207,816
Evolution Petroleum	25,347	56,777
Falcon Minerals	46,000	112,240
Frontline	120,600	783,900
Golar LNG	92,801	561,910
†Goodrich Petroleum	10,500	80,745
†Green Plains	35,293	546,336
†Gulfport Energy	180,000	94,878
International Seaways	22,165	323,831
†Kosmos Energy	408,500	398,533
†Magnolia Oil & Gas Class A	127,700	660,209
†Matador Resources	112,930	932,802
†Montage Resources	27,506	120,751
NACCO Industries Class A	1,799	32,760
†NextDecade	4,661	13,890
Nordic American Tankers	157,898	551,064
†Overseas Shipholding Group Class A	83,400	178,476
Ovintiv	271,200	2,212,992
†Par Pacific Holdings	38,735	262,236
†PBF Energy Class A	98,600	561,034
†PDC Energy	102,804	1,274,255
†Peabody Energy	73,312	168,618
†Penn Virginia	14,200	139,870
†PrimeEnergy Resources	700	46,340
†Range Resources	220,800	1,461,696
†Renewable Energy Group	39,364	2,102,825
†REX American Resources	6,050	396,940
Scorpio Tankers	49,822	551,529
SFL	95,142	712,614
SM Energy	118,900	189,051
†Southwestern Energy	559,994	1,315,986
†Talos Energy	9,000	58,050
†Tellurian	96,200	76,652
†Uranium Energy	211,100	210,424
†W&T Offshore	108,636	195,545

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Whiting Petroleum	1,376	$ 23,791
World Fuel Services	64,400	1,364,636
		26,097,965
Paper & Forest Products–0.49%
Boise Cascade	40,346	1,610,612
†Clearwater Paper	16,551	627,945
†Domtar	56,600	1,486,882
Glatfelter	48,273	664,719
Louisiana-Pacific	113,578	3,351,687
Neenah	17,095	640,550
Schweitzer-Mauduit International	31,767	965,399
Verso Class A	28,000	220,920
		9,568,714
Personal Products–0.37%
†BellRing Brands Class A	40,500	839,970
†Edgewell Personal Care	56,200	1,566,856
†elf Beauty	43,800	804,606
†Inter Parfums	17,093	638,424
†Lifevantage	17,600	212,432
Medifast	11,687	1,921,927
†Nature's Sunshine Products	8,440	97,651
†Revlon Class A	6,954	43,949
†USANA Health Sciences	11,805	869,438
†Veru	64,900	170,038
		7,165,291
Pharmaceuticals–1.92%
†AcelRx Pharmaceuticals	97,100	137,882
†Aerie Pharmaceuticals	36,600	430,782
†Agile Therapeutics	58,600	178,144
†AMAG Pharmaceuticals	30,229	284,153
†Amneal Pharmaceuticals	98,602	382,576
†Amphastar Pharmaceuticals	36,000	675,000
†ANI Pharmaceuticals	10,600	299,026
†Aquestive Therapeutics	27,500	133,512
†Arvinas	29,800	703,578
†Axsome Therapeutics	28,600	2,037,750
†BioDelivery Sciences International	96,200	358,826
†Cara Therapeutics	44,600	567,535
†Cassava Sciences	22,100	254,371
†Cerecor	28,400	64,610
†Chiasma	34,700	149,210
†Collegium Pharmaceutical	35,800	745,356
†Corcept Therapeutics	98,602	1,716,168
†CorMedix	29,200	176,076
†Cymabay Therapeutics	64,500	466,980
†Durect	197,400	337,554
†Eloxx Pharmaceuticals	26,060	68,538
†Endo International	218,000	719,400
†Evofem Biosciences	35,036	82,685
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Evolus	17,400	$ 68,034
†Fulcrum Therapeutics	15,700	124,501
†Harrow Health	30,400	169,936
†IMARA	6,300	128,142
†Innoviva	64,700	676,115
†Intersect ENT	32,700	533,337
†Intra-Cellular Therapies	66,900	1,716,654
†Kala Pharmaceuticals	46,900	351,750
†Kaleido Biosciences	15,500	171,585
†Lannett	37,580	229,614
†Liquidia Technologies	17,595	86,567
†Mallinckrodt	98,300	95,675
†Marinus Pharmaceuticals	23,725	304,866
†MyoKardia	51,600	7,034,628
†NGM Biopharmaceuticals	27,000	429,570
†Ocular Therapeutix	63,600	483,996
†Odonate Therapeutics	13,100	175,933
†Omeros	57,466	580,694
†Optinose	32,700	127,530
†Osmotica Pharmaceuticals	13,600	73,576
†Pacira BioSciences	42,775	2,571,633
†Paratek Pharmaceuticals	33,800	182,858
†Phathom Pharmaceuticals	11,500	421,705
Phibro Animal Health Class A	22,800	396,720
†Pliant Therapeutics	9,200	208,380
†Prestige Consumer Healthcare	51,955	1,892,201
†Provention Bio	42,600	546,558
†Recro Pharma	25,900	54,390
†Relmada Therapeutics	14,100	530,442
†Revance Therapeutics	59,800	1,503,372
†Satsuma Pharmaceuticals	11,200	43,568
†SIGA Technologies	58,000	398,460
†Strongbridge Biopharma	47,200	99,120
†Supernus Pharmaceuticals	49,990	1,041,792
†TherapeuticsMD	245,627	388,091
†Theravance Biopharma	46,700	690,459
†Tricida	32,800	297,168
†Verrica Pharmaceuticals	16,800	130,032
†Vyne Therapeutics	134,000	222,440
†WaVe Life Sciences	26,000	220,740
†Xeris Pharmaceuticals	35,413	209,999
†Zogenix	57,135	1,024,431
		37,606,974
Professional Services–1.20%
†Acacia Research	54,476	189,032
†ASGN	51,204	3,254,526
Barrett Business Services	7,632	400,222
BG Staffing	13,200	111,804
†CBIZ	52,346	1,197,153
CRA International	8,151	305,418
Exponent	51,801	3,731,226

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Forrester Research	11,933	$ 391,283
†Franklin Covey	11,980	212,525
†GP Strategies	15,552	149,921
Heidrick & Struggles International	21,264	417,838
†Huron Consulting Group	23,178	911,591
ICF International	18,651	1,147,596
Insperity	37,567	2,460,263
†Kelly Services Class A	35,377	602,824
Kforce	20,038	644,622
Korn Ferry	56,545	1,639,805
†Mistras Group	18,147	70,955
†Red Violet	8,900	164,294
Resources Connection	34,189	394,883
†TriNet Group	42,600	2,527,032
†TrueBlue	36,100	559,189
†Upwork	95,300	1,662,032
†Willdan Group	11,700	298,467
		23,444,501
Real Estate Management & Development–0.76%
†Altisource Portfolio Solutions	4,700	59,549
†American Realty Investors	1,592	14,439
CTO Realty Growth	5,999	264,556
†Cushman & Wakefield	113,456	1,192,423
†eXp World Holdings	20,900	843,106
†Forestar Group	19,105	338,158
†FRP Holdings	7,872	328,026
Griffin Industrial Realty	3,400	181,730
Kennedy-Wilson Holdings	126,153	1,831,742
†Marcus & Millichap	22,400	616,448
†Maui Land Pineapple	5,400	58,428
Newmark Group Class A	136,800	590,976
†Rafael Holdings Class B	12,700	196,850
RE/MAX Holdings Class A	19,798	647,988
†Realogy Holdings	117,597	1,110,116
†Redfin	99,600	4,973,028
RMR Group Class A	16,968	466,111
†St Joe	33,368	688,382
†Stratus Properties	8,000	172,480
†Tejon Ranch	25,018	354,005
†Transcontinental Realty Investors	695	17,326
		14,945,867
Road & Rail–0.57%
ArcBest	25,675	797,466
†Avis Budget Group	54,200	1,426,544
†Covenant Logistics Group	14,900	260,601
†Daseke	43,700	234,669
Heartland Express	46,409	863,207
†Hertz Global Holdings	121,700	135,087
Marten Transport	60,694	990,526
†PAM Transportation Services	2,700	101,520
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail (continued)
†Saia	26,483	$ 3,340,566
†Universal Logistics Holdings	9,097	189,763
†US Xpress Enterprises Class A	21,200	175,112
Werner Enterprises	63,056	2,647,721
		11,162,782
Semiconductors & Semiconductor Equipment–2.66%
†Advanced Energy Industries	39,379	2,478,514
†Alpha & Omega Semiconductor	24,971	320,128
†Ambarella	32,892	1,716,305
†Amkor Technology	102,565	1,148,728
†Atomera	18,900	197,505
†Axcelis Technologies	36,233	797,126
†AXT	47,900	293,148
Brooks Automation	73,090	3,381,143
†CEVA	22,117	870,746
CMC Materials	29,285	4,182,191
†Cohu	45,313	778,477
†CyberOptics	8,700	277,008
†Diodes	43,765	2,470,534
†DSP Group	25,900	341,362
†FormFactor	78,831	1,965,257
†GSI Technology	19,600	110,544
†Ichor Holdings	22,400	483,168
†Impinj	18,800	495,380
†Lattice Semiconductor	135,426	3,921,937
†MACOM Technology Solutions Holdings	46,642	1,586,294
†Maxeon Solar Technologies	10,437	177,012
†MaxLinear	68,934	1,602,026
†NeoPhotonics	45,000	274,050
NVE	5,518	270,823
†Onto Innovation	48,824	1,453,979
†PDF Solutions	31,346	586,484
†Photronics	64,260	640,030
†Pixelworks	51,500	105,575
Power Integrations	61,112	3,385,605
†Rambus	112,586	1,541,302
†Semtech	64,984	3,441,553
†Silicon Laboratories	43,686	4,274,675
†SiTime	8,700	731,061
†SMART Global Holdings	14,401	393,723
†SunPower	83,500	1,044,585
†Synaptics	35,252	2,834,966
†Ultra Clean Holdings	40,529	869,752
†Veeco Instruments	54,235	632,923
		52,075,619
Software–5.40%
†8x8	104,705	1,628,163
†A10 Networks	62,038	395,182
†ACI Worldwide	118,751	3,102,964

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Agilysys	18,104	$ 437,393
†Alarm.com Holdings	46,800	2,585,700
†Altair Engineering Class A	43,300	1,817,734
American Software Class A	32,688	458,939
†Appfolio Class A	16,500	2,339,865
†Appian	33,800	2,188,550
†Avaya Holdings	81,500	1,238,800
†Benefitfocus	32,595	365,064
†Blackbaud	51,171	2,856,877
†Blackline	50,583	4,533,754
†Bottomline Technologies	44,771	1,887,545
†Box Class A	139,000	2,413,040
†Cerence	37,900	1,852,173
†ChannelAdvisor	28,300	409,501
†Cloudera	211,750	2,305,957
†CommVault Systems	43,102	1,758,562
†Cornerstone OnDemand	62,610	2,276,500
†Digimarc	13,458	300,517
†Digital Turbine	82,600	2,704,324
†Domo Class B	26,000	996,580
Ebix	25,578	526,907
†eGain	21,100	298,987
†Envestnet	53,559	4,132,612
†GTY Technology Holdings	49,500	131,175
†Intelligent Systems	8,500	331,330
†J2 Global	45,587	3,155,532
†LivePerson	63,118	3,281,505
†MicroStrategy Class A	7,984	1,202,071
†Mimecast	58,400	2,740,128
†Mitek Systems	43,900	559,286
†MobileIron	96,900	679,269
†Model N	35,000	1,234,800
†OneSpan	36,296	760,764
†Ping Identity Holding	36,000	1,123,560
Progress Software	46,200	1,694,616
†PROS Holdings	40,337	1,288,364
†Q2 Holdings	50,000	4,563,000
QAD Class A	12,973	547,461
†Qualys	34,225	3,354,392
†Rapid7	52,200	3,196,728
†Rimini Street	25,116	80,874
†Rosetta Stone	23,600	707,528
†SailPoint Technologies Holding	88,600	3,505,902
Sapiens International	26,100	798,138
†SecureWorks Class A	8,800	100,232
†ShotSpotter	10,100	313,504
†Smith Micro Software	44,100	164,493
†Sprout Social Class A	26,500	1,020,250
†SPS Commerce	36,402	2,834,624
†SVMK	123,400	2,728,374
†Synchronoss Technologies	45,600	137,256
†Telenav	36,909	132,872
†Tenable Holdings	69,200	2,612,300
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Upland Software	23,175	$ 873,697
†Varonis Systems	31,407	3,624,996
†Verint Systems	66,356	3,197,032
†Veritone	27,400	250,984
VirnetX Holding	68,104	358,908
†Workiva	39,700	2,213,672
Xperi Holding	110,516	1,269,829
†Yext	104,200	1,581,756
†Zix	57,874	337,984
†Zuora Class A	100,100	1,035,034
		105,536,410
Specialty Retail–2.73%
Aaron's	67,900	3,846,535
†Abercrombie & Fitch Class A	62,300	867,839
†American Eagle Outfitters	155,518	2,303,222
†America's Car-Mart	6,585	558,935
†Asbury Automotive Group	19,944	1,943,543
†At Home Group	50,192	745,853
†Bed Bath & Beyond	126,000	1,887,480
†Boot Barn Holdings	27,718	779,985
Buckle	27,708	564,966
Caleres	34,151	326,484
Camping World Holdings Class A	32,100	954,975
†Cato Class A	23,382	182,847
†Chico's FAS	121,500	118,159
†Children's Place	15,701	445,123
†Citi Trends	12,476	311,650
†Conn's	23,009	243,435
†Container Store Group	15,800	98,118
†Designer Brands Class A	65,000	352,950
†Express	77,175	47,077
†GameStop Class A	55,100	562,020
†Genesco	13,932	300,095
†Group 1 Automotive	17,935	1,585,275
†GrowGeneration	36,400	581,672
Guess	40,221	467,368
Haverty Furniture	18,514	387,683
†Hibbett Sports	17,882	701,332
†Hudson Class A	45,400	345,040
Lithia Motors Class A	22,937	5,228,260
†Lumber Liquidators Holdings	28,816	635,393
†MarineMax	20,840	534,963
†Michaels	71,900	694,194
Monro	34,049	1,381,368
†Murphy USA	27,800	3,565,906
†National Vision Holdings	83,300	3,185,392
†ODP	53,410	1,038,824
†OneWater Marine Class A	3,700	75,813
Rent-A-Center	49,910	1,491,810
†RH	15,765	6,032,004
†Sally Beauty Holdings	116,000	1,008,040
Shoe Carnival	9,321	312,999

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Signet Jewelers	50,976	$ 953,251
†Sleep Number	27,746	1,357,057
Sonic Automotive Class A	24,431	981,149
†Sportsman's Warehouse Holdings	44,800	641,088
Tilly's Class A	25,663	154,748
†Urban Outfitters	70,900	1,475,429
Winmark	2,987	514,302
†Zumiez	21,923	609,898
		53,381,549
Technology Hardware, Storage & Peripherals–0.16%
†3D Systems	125,322	615,331
†Avid Technology	28,700	245,672
†Diebold Nixdorf	70,800	540,912
†Eastman Kodak	11,800	104,076
†Immersion	16,227	114,400
†Intevac	31,300	172,463
†Quantum	39,600	182,160
†Super Micro Computer	45,600	1,203,840
		3,178,854
Textiles, Apparel & Luxury Goods–0.87%
†Crocs	69,100	2,952,643
†Deckers Outdoor	28,300	6,226,283
†Fossil Group	52,000	298,480
†G-III Apparel Group	42,196	553,190
†Kontoor Brands	52,800	1,277,760
†Lakeland Industries	10,000	198,000
†Movado Group	18,280	181,703
Oxford Industries	16,666	672,640
Rocky Brands	7,600	188,708
†Steven Madden	85,001	1,657,519
Superior Group of Companies	9,166	212,926
†Unifi	17,674	226,934
†Vera Bradley	24,379	148,956
Wolverine World Wide	82,471	2,131,051
		16,926,793
Thrifts & Mortgage Finance–1.63%
†Axos Financial	59,460	1,386,013
†Bridgewater Bancshares	25,800	244,842
Capitol Federal Financial	136,300	1,262,819
†Columbia Financial	49,600	550,560
ESSA Bancorp	9,700	119,601
Essent Group	112,609	4,167,659
Federal Agricultural Mortgage Class C	9,974	634,945
Flagstar Bancorp	37,800	1,120,014
FS Bancorp	5,000	205,000
Greene County Bancorp	3,452	74,874
Hingham Institution For Savings	1,460	268,640
Home Bancorp	9,374	226,382
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
HomeStreet	24,229	$ 624,139
Kearny Financial	86,437	623,211
Luther Burbank	20,700	172,845
Merchants Bancorp	11,276	222,250
Meridian Bancorp	47,154	488,044
Meta Financial Group	33,800	649,636
†MMA Capital Holdings	4,326	97,378
†Mr Cooper Group	78,702	1,756,629
†NMI Holdings Class A	81,600	1,452,480
Northfield Bancorp	46,756	426,415
Northwest Bancshares	125,209	1,151,923
OP Bancorp	14,400	82,368
PCSB Financial	19,600	236,572
PennyMac Financial Services	42,500	2,470,100
†Pioneer Bancorp	13,400	118,992
†Ponce de Leon Federal Bank	10,300	90,846
Premier Financial	39,775	619,496
Provident Bancorp	8,955	69,759
Provident Financial Holdings	6,686	79,563
Provident Financial Services	70,151	855,842
Prudential Bancorp	8,400	88,536
Radian Group	198,254	2,896,491
Riverview Bancorp	20,509	85,112
Southern Missouri Bancorp	8,098	190,951
Sterling Bancorp	15,656	47,125
Territorial Bancorp	7,947	160,768
Timberland Bancorp	8,640	155,520
TrustCo Bank	107,103	559,078
Walker & Dunlop	28,063	1,487,339
Washington Federal	77,900	1,624,994
Waterstone Financial	24,880	385,391
Western New England Bancorp	31,500	177,345
WSFS Financial	51,649	1,392,973
		31,801,460
Tobacco–0.14%
Turning Point Brands	10,325	288,068
Universal	24,842	1,040,383
Vector Group	138,686	1,343,867
		2,672,318
Trading Companies & Distributors–1.40%
†Alta Equipment Group	22,400	175,392
Applied Industrial Technologies	40,030	2,205,653
†Beacon Roofing Supply	54,290	1,686,790
†BMC Stock Holdings	69,500	2,976,685
CAI International	17,207	473,709
†DXP Enterprises	18,312	295,373
†EVI Industries	6,300	167,643
†Foundation Building Materials	22,900	359,988
GATX	36,000	2,295,000

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†General Finance	11,700	$ 74,061
†GMS	40,700	980,870
H&E Equipment Services	34,081	670,032
†Herc Holdings	24,900	986,289
†Lawson Products	4,271	175,239
†MRC Global	83,500	357,380
†NOW	120,456	546,870
Rush Enterprises Class A	27,619	1,395,864
Rush Enterprises Class B	4,507	199,660
†SiteOne Landscape Supply	44,400	5,414,580
Systemax	14,258	341,336
†Textainer Group Holdings	49,920	706,867
†Titan Machinery	19,770	261,557
†Transcat	8,500	249,050
Triton International	49,789	2,024,919
†Veritiv	14,000	177,240
†WESCO International	50,678	2,230,846
†Willis Lease Finance	955	17,620
		27,446,513
Water Utilities–0.47%
American States Water	38,179	2,861,516
Artesian Resources Class A	9,563	329,636
†Cadiz	17,000	168,810
California Water Service Group	50,342	2,187,360
Consolidated Water	14,900	155,109
Global Water Resources	11,983	129,177
Middlesex Water	16,731	1,039,832
†Pure Cycle	20,000	180,200
SJW Group	27,215	1,656,305
York Water	12,337	521,485
		9,229,430
Wireless Telecommunication Services–0.17%
†Boingo Wireless	48,697	496,466
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
†Gogo	52,500	$ 485,100
Shenandoah Telecommunications	49,850	2,215,085
Spok Holdings	21,077	200,442
		3,397,093
Total Common Stock (Cost $1,573,616,728)		1,921,172,181
RIGHTS–0.01%
=†πMedia General CVR	82,000	7,790
=†πNewsstar Financial CVR	22,898	2,326
=†πTobira Therapeutics CVR	7,700	109,109
Total Rights (Cost $0)		119,225
WARRANTS–0.00%
=†Pulse Biosciences exp exercise price USD 7.01	329	1,573
†Whiting Petroleum exp exercise price USD 73.44	5,399	13,227
†Whiting Petroleum exp exercise price USD 83.45	2,699	6,343
Total Warrants (Cost $737,635)		21,143

MONEY MARKET FUND–1.32%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.02%)	25,810,493	25,810,493
Total Money Market Fund (Cost $25,810,493)		25,810,493

TOTAL INVESTMENTS–99.63% (Cost $1,600,164,856)	1,947,123,042
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	7,263,855
NET ASSETS APPLICABLE TO 70,103,406 SHARES OUTSTANDING–100.00%	$1,954,386,897

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $125,047, which represented 0.01% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Cobalt International Energy	7/6/2017	$—	$—
Media General CVR	1/18/2017	—	7,790
Newsstar Financial CVR	12/26/2017	—	2,326
Oncternal Therapeutics	12/26/2017	1,697	1,565
Progenic Pharmaceuticals	6/22/2020	—	4,257
Tobira Therapeutics CVR	11/2/2016	—	109,109
Total		$1,697	$125,047

The following futures contracts were outstanding at September 30, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
456	E-mini Russell 2000 Index	$34,300,320	$34,253,502	12/18/20	$46,818	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2020.

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Cap Index Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$17,344,234	$—	$—	$17,344,234
Air Freight & Logistics	7,390,080	—	—	7,390,080
Airlines	5,178,188	—	—	5,178,188
LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Auto Components	$24,691,436	$—	$—	$24,691,436
Automobiles	1,657,212	—	—	1,657,212
Banks	136,375,873	—	—	136,375,873
Beverages	5,687,429	—	225,225	5,912,654
Biotechnology	210,700,095	—	5,822	210,705,917
Building Products	33,205,415	—	—	33,205,415
Capital Markets	28,599,644	—	—	28,599,644
Chemicals	32,451,549	—	—	32,451,549
Commercial Services & Supplies	41,219,221	—	—	41,219,221
Communications Equipment	17,414,369	—	—	17,414,369
Construction & Engineering	25,470,569	—	—	25,470,569
Construction Materials	2,838,149	—	—	2,838,149
Consumer Finance	13,044,906	—	—	13,044,906
Containers & Packaging	4,080,752	—	—	4,080,752
Distributors	1,556,580	—	—	1,556,580
Diversified Consumer Services	11,922,941	—	—	11,922,941
Diversified Financial Services	3,986,166	—	—	3,986,166
Diversified Telecommunication Services	16,597,698	—	—	16,597,698
Electric Utilities	13,505,904	—	—	13,505,904
Electrical Equipment	27,996,979	—	—	27,996,979
Electronic Equipment, Instruments & Components	41,867,196	—	—	41,867,196
Energy Equipment & Services	10,642,629	—	—	10,642,629
Entertainment	4,531,154	—	—	4,531,154
Equity Real Estate Investment Trusts	112,470,807	—	—	112,470,807
Food & Staples Retailing	16,253,885	—	—	16,253,885
Food Products	29,181,634	—	—	29,181,634
Gas Utilities	19,438,169	—	—	19,438,169
Health Care Equipment & Supplies	72,653,580	—	—	72,653,580
Health Care Providers & Services	51,953,057	—	—	51,953,057
Health Care Technology	22,368,502	—	—	22,368,502
Hotels, Restaurants & Leisure	68,781,714	—	—	68,781,714
Household Durables	47,006,941	—	—	47,006,941
Household Products	4,825,401	—	—	4,825,401
Independent Power and Renewable Electricity Producers	11,344,184	—	—	11,344,184
Industrial Conglomerates	782,274	—	—	782,274
Insurance	45,563,508	—	—	45,563,508
Interactive Media & Services	6,746,433	—	—	6,746,433
Internet & Direct Marketing Retail	15,152,628	—	—	15,152,628
IT Services	39,784,208	—	—	39,784,208
Leisure Products	12,825,247	—	—	12,825,247
Life Sciences Tools & Services	14,181,329	—	—	14,181,329
Machinery	70,615,751	—	—	70,615,751
Marine	2,366,854	—	—	2,366,854
Media	14,207,195	—	—	14,207,195
Metals & Mining	29,202,226	—	—	29,202,226
Mortgage Real Estate Investment Trusts (REITs)	24,781,976	—	—	24,781,976
Multiline Retail	3,904,982	—	—	3,904,982
Multi-Utilities	8,954,148	—	—	8,954,148
Oil, Gas & Consumable Fuels	26,097,965	—	—	26,097,965
Paper & Forest Products	9,568,714	—	—	9,568,714
Personal Products	7,165,291	—	—	7,165,291
Pharmaceuticals	37,606,974	—	—	37,606,974
Professional Services	23,444,501	—	—	23,444,501
Real Estate Management & Development	14,945,867	—	—	14,945,867
Road & Rail	11,162,782	—	—	11,162,782
Semiconductors & Semiconductor Equipment	52,075,619	—	—	52,075,619
Software	105,536,410	—	—	105,536,410
Specialty Retail	53,381,549	—	—	53,381,549
LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Technology Hardware, Storage & Peripherals	$3,178,854	$—	$—	$3,178,854
Textiles, Apparel & Luxury Goods	16,926,793	—	—	16,926,793
Thrifts & Mortgage Finance	31,801,460	—	—	31,801,460
Tobacco	2,672,318	—	—	2,672,318
Trading Companies & Distributors	27,446,513	—	—	27,446,513
Water Utilities	9,229,430	—	—	9,229,430
Wireless Telecommunication Services	3,397,093	—	—	3,397,093
Rights	—	—	119,225	119,225
Warrants	19,570	—	1,573	21,143
Money Market Fund	25,810,493	—	—	25,810,493
Total Investments	$1,946,771,197	$—	$351,845	$1,947,123,042
Derivatives:

Assets:
Futures Contract	$46,818	$—	$—	$46,818
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP SSGA Small-Cap Index Fund–26